FOR USE IN THE STATE OF MONTANA
Supplement Dated November 27, 2002
to
Prospectuses Dated May 1, 2002
for
Protective Variable Annuity II
Protective Advantage Variable Annuity
Elements® Access Variable Annuity
Elements® Classic Variable Annuity

Each issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This supplement describes changes to the death benefit for Contracts to be issued after December 31, 2002. These changes to the Contracts' death benefit are subject to approval by state regulatory authorities and will not become effective until such approval is obtained.

SUMMARY

The third sentence of the first paragraph of the section "SUMMARY, The Contract, Is there a death benefit?" is replaced in its entirety with the following sentence:

Is there a death benefit?	The standard death benefit will equal the greater of: (1) the Contract Value; or (2) aggregate Purchase Payments less an adjustment for each surrender.

DEATH BENEFIT

The section "DEATH BENEFIT, Standard Death Benefit" is replaced in its entirety with the following section:

       Standard Death Benefit

The standard death benefit will equal the greater of:
(1) the Contract Value; or
(2) aggregate Purchase Payments less an adjustment for each surrender.
The adjustment for each surrender in item (2) will lower the amount of the death benefit in the same proportion that each surrender lowered the Contract Value.

The sections "DEATH BENEFIT, Optional Benefit Packages, Annual Reset Death Benefit Package" and "Compound and 3-Year Reset Death Benefit Package" are replaced in their entirety with the following sections:

Annual Reset Death Benefit

      We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:
  the Contract Value on that Contract Anniversary; plus
  all Purchase Payments since that Contract Anniversary; minus an adjustment for each surrender since that Contract Anniversary.
The adjustment for each surrender since the relevant Contract Anniversary will lower the amount of the annual reset anniversary value in the same proportion that each surrender lowered the Contract Value.

       The death benefit will equal the greatest of:
       1) the Contract Value; or
       2) aggregate Purchase Payments less an adjustment for each surrender; or
       3) the greatest annual reset anniversary attained.
The adjustment for each surrender in item (2) will lower the amount of the death benefit in the same proportion that each surrender lowered the Contract Value.
Compound and 3-Year Reset Death Benefit Package (not available in the State of Washington)

       We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

       The compound anniversary value is equal to the sum of:
       a.   the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus
       b.   any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.
The adjustment for each surrender in items(a) and (b) will lower the amount of the compound anniversary value in the same proportion that each surrender lowered the Contract Value.

       If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

       We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal to the sum of:
  the Contract Value on that Contract Anniversary; plus
  all Purchase Payments since that Contract Anniversary; minus an adjustment for each surrender since that Contract Anniversary.
The adjustment for each surrender since the relevant Contract Anniversary will lower the amount of the 3-year reset anniversary value in the same proportion that each surrender lowered the Contract Value.

       The death benefit will equal the greatest of:
       1) the Contract Value; or
       2) aggregate Purchase Payments less an adjustment fo each surrender; or
       3) the compound anniversary value; or
       4) the greatest 3-year anniversary value attained.
The adjustment for each surrender in item (2) will lower the amount of the death benefit in the same proportion that each surrender lowered the Contract Value.
APPENDIX A

       The examples of death benefit calculations in Appendix A are removed in their entirety.